UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-04310
Morgan Stanley Convertible Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: September 30, 2009
Date of reporting period: March 31, 2009

Item 1 — Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Convertible Securities Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended March 31, 2009

Total Return for the 6 Months Ended March 31, 2009

Merrill
				Lynch All	Lipper
				Convertible	Convertible
				Securities	Securities
Class A	Class B	Class C	Class I	Index[1]	Funds Index[2]
–11.31%	–11.64%	–11.64%	–11.18%	–16.35%	–19.10%

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The market environment was extremely challenging and turbulent during the six-month period ended March 31, 2009, resulting in considerable price deterioration of convertible securities and the broad stock market alike. In the fourth quarter of 2008, the majority of economic data continued to be negative with many indicators hitting historical lows. The manufacturing sector contracted further and unemployment continued to rise, reaching 6.7 percent in December. Government officials took unprecedented steps, including a $700 billion rescue plan (TARP) and further reductions in the target federal funds rate, bringing that rate to a range of just 0.0 percent to 0.25 percent. However, these efforts did little to restore investor confidence, which was further undermined by confirmation from the National Bureau of Economic Research that the economy had been in recession since December 2007. As a result, market volatility remained high.

In the first quarter of 2009, economic data exhibited continued deterioration. Manufacturing activity decelerated, home prices continued to decline and labor market conditions weakened, with unemployment rising to 8.5 percent. Policy makers continued to respond aggressively by creating a number of emergency programs and global coordinated rate cuts.

Within the convertibles market, new issuance of convertibles came to a halt for much of the period as credit conditions weakened and demand from hedge funds fell off due to ongoing redemptions. Late in the first quarter of 2009, however, the primary market showed signs of life, with $2.6 billion in new issuance as companies found convertibles to be a cost effective way to raise capital.

Performance Analysis

All share classes of Morgan Stanley Convertible Securities Trust outperformed the Merrill Lynch All Convertible Securities Index (the “Index”) and the Lipper Convertible Securities Funds Index for the six months ended March 31, 2009, assuming no deduction of applicable sales charges.

The primary contributor to the Fund’s performance was its significant underweight relative to the Index in financials. The sector remained weak during the period as the ongoing credit crisis continued to roil the share prices of banks, mortgage lenders and large diversified financial stocks. Over the course of the period, the portfolio’s allocation to financials was reduced and at period end, was the largest relative sector underweight in the portfolio. Holdings in the health care sector also enhanced performance. Here the Fund held an overweight relative to the Index, which was beneficial as merger and acquisition activity in the sector helped boost performance.

Other positions, however, were not as advantageous. The Fund’s holdings in the energy sector hindered performance as commodity prices declined dramatically from their highs in mid-2008. Within the sector, security selection in small- and mid-cap names detracted slightly as these holdings were more sensitive to commodity prices. Lastly, the portfolio was positioned more conservatively than the Index due to its relative underweight in more equity-sensitive securities. This positioning was disadvantageous as these securities were some of the best performers during the reporting period.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 03/31/09
Collegiate Pacific Inc.	2.2%
Amgen Inc.	2.1
Molson Coors Brewing Co.	2.0
Intel Corp – 144A	1.9
Transocean Inc.	1.8
Flextronics International Ltd.	1.7
Blackboard Inc.	1.7
Schering-Plough Corp.	1.6
Equinix Inc.	1.6
Gilead Sciences Inc.	1.6

TOP FIVE INDUSTRIES as of 03/31/09
Biotechnology	8.7%
Medical Specialties	8.2
Packaged Software	6.3
Aerospace & Defense	4.2
Semiconductors	4.1

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five industries are as a percentage of net assets. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund normally invests at least 80 percent of its assets in convertible securities. A convertible security is a bond, preferred stock or other security that may be converted into a prescribed amount of common stock at a prestated price. The Fund’s “Investment Adviser,” Morgan Stanley Investment Advisors Inc., may retain that common stock to permit its orderly sale or to establish long-term holding periods for tax purposes. The Fund is not required to sell the common stock to assure that the required percentage of its assets is invested in convertible securities. The Fund’s convertible securities may include lower rated fixed-income securities commonly known as “junk bonds.” The convertible securities also may include “exchangeable” and “synthetic” convertible securities. The Fund may also use derivative instruments as discussed in the Fund’s prospectus. These derivative instruments will be counted toward the 80 percent policy discussed above to the extent they have economic characteristics similar to the securities included within that policy. In deciding which securities to buy, hold or sell, the Fund’s Investment Adviser considers market, economic and political conditions.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended March 31, 2009

	Class A Shares	*	Class B Shares	**	Class C Shares	†	Class I Shares	††
	(since 07/28/97)		(since 10/31/85)		(since 07/28/97)		(since 07/28/97)
Symbol	CNSAX		CNSBX		CNSCX		CNSDX
1 Year	(20.88)%[3]		(21.42)%[3]		(21.48)%[3]		(20.65)%[3]
	(25.03	) [4]	(25.23	) [4]	(22.24	) [4]	—

5 Years	(1.14	) [3]	(1.87	) [3]	(1.85	) [3]	(0.87	) [3]
	(2.20	) [4]	(2.22	) [4]	(1.85	) [4]	—

10 Years	3.74	[3]	3.10	[3]	2.99	[3]	4.00	[3]
	3.18	[4]	3.10	[4]	2.99	[4]	—

Since Inception	3.33	[3]	5.98	[3]	2.57	[3]	3.59	[3]
	2.86	[4]	5.98	[4]	2.57	[4]	—

Gross Expense Ratios	1.13		1.89		1.89		0.89

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses. See the Fund’s current prospectus for complete details on fees and sales charges. Expenses are as of the Fund’s fiscal year end.

*	The maximum front-end sales charge for Class A is 5.25%.

**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††	Class I has no sales charge.

(1)	The Merrill Lynch All Convertible Securities Index is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the Index, bonds and preferred stocks must be convertible only to common stock and have a market value or original par value of at least $50 million. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)	The Lipper Convertible Securities Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Convertible Securities Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index. The Fund was in the Lipper Convertible Securities Funds classification as of the date of this report.

(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/01/08 – 03/31/09.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period@
			10/01/08 –
	10/01/08	03/31/09	03/31/09
Class A
Actual (−11.31% return)	$1,000.00	$886.90	$6.07
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.50	$6.49
Class B
Actual (−11.64% return)	$1,000.00	$883.60	$9.58
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.76	$10.25
Class C
Actual (−11.64% return)	$1,000.00	$883.60	$9.58
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.76	$10.25
Class I
Actual (−11.18% return)	$1,000.00	$888.20	$4.90
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.75	$5.24

@	Expenses are equal to the Fund’s annualized expense ratios of 1.29%, 2.04%, 2.04% and 1.04% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Morgan Stanley Convertible Securities Trust
Portfolio of Investments - March 31, 2009 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Convertible Bonds (90.0%)
	Advertising/Marketing Services (1.0%)
$ 1,220	Interpublic Group of Cos Inc.	4.25%	03/15/23	$896,700

	Aerospace & Defense (4.2%)
1,500	AAR Corp.	1.75	02/01/26	1,091,250
900	Alliant Techsystems Inc.	2.75	02/15/24	911,250
1,360	Ceradyne Inc.	2.875	12/15/35	1,103,300
598	L-3 Communications Corp.	3.00	08/01/35	579,312

				3,685,112

	Agricultural Commodities/Milling (0.6%)
560	Archer Daniels Midland Co. – 144A (a)	0.875	02/15/14	522,900

	Alternative Power Generation (1.6%)
1,750	Covanta Holding Corp.	1.00	02/01/27	1,382,500

	Aluminum (0.3%)
225	Alcoa Inc.	5.25	03/15/14	298,406

	Apparel/Footwear (1.3%)
1,700	Iconix Brad Group, Inc. – 144A (a)	1.875	06/30/12	1,109,250

	Beverages: Alcoholic (2.0%)
1,700	Molson Coors Brewing Co.	2.50	07/30/13	1,738,250

	Biotechnology (8.7%)
230	Alexion Pharmaceuticals, Inc.	1.375	02/01/12	554,875
1,240	Amgen Inc.	0.125	02/01/11	1,160,950
775	Amgen Inc.	0.375	02/01/13	709,125
762	Biomarin Pharmaceutical	1.875	04/23/17	597,217
1,120	Gilead Sciences Inc.	0.50	05/01/11	1,414,000
657	Illumina, inc. – 144A (a)	0.625	02/15/14	1,138,253
738	Isis Pharmaceuticals Inc.	2.625	02/15/27	849,622
1,270	Millipore Corp. – 144A (a)	3.75	06/01/26	1,184,275

				7,608,317

See Notes to Financial Statements

Morgan Stanley Convertible Securities Trust
Portfolio of Investments - March 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Coal (0.9%)
$ 700	Massey Energy Co.	3.25%	08/01/15	$432,250
500	Peabody Energy Corp.	4.75	12/15/66	353,750

				786,000

	Computer Peripherals (3.8%)
1,350	Emc Corp. – 144A (a)	1.75	12/01/11	1,360,125
660	Maxtor Corp.	6.80	04/30/10	634,425
1,600	NetApp Inc.- 144A (a)	1.75	06/01/13	1,338,000

				3,332,550

	Containers/Packaging (0.7%)
620	Sealed Air Corp. – 144A (a)	3.00	06/30/33	580,475

	Contract Drilling (2.2%)
1,400	Nabors Industries Inc.	0.94	05/15/11	1,246,000
750	Transocean Inc. (Series A)	1.625	12/15/37	692,813

				1,938,813

	Data Processing Services (2.0%)
1,150	Alliance Data Systems Corp. 144A (a)	1.75	08/01/13	817,938
900	DST Systems Inc.	4.125	08/15/23	882,000

				1,699,938

	Electrical Products (0.8%)
820	SunPower Corp.	0.75	08/01/27	666,250

	Electronic Components (2.1%)
1,600	Flextronics International Ltd. (Singapore)	1.00	08/01/10	1,476,000
620	Sandisk Corp.	1.00	05/15/13	375,100

				1,851,100

	Electronic Distributors (1.5%)
1,050	Anixter International Inc.	1.00	02/15/13	800,625
620	Tech Data Corp.	2.75	12/15/26	541,725

				1,342,350

	Electronic Equipment/Instruments (0.8%)
650	Itron Inc.	2.50	08/01/26	649,188

	Electronics/Appliance Stores (1.0%)
900	Best Buy Co., Inc.	2.25	01/15/22	888,750

See Notes to Financial Statements

Morgan Stanley Convertible Securities Trust
Portfolio of Investments - March 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	Energy (0.4%)
$ 640	Yingli Green Energy Holdings Co.	0.00%	12/15/12	$371,200

	Engineering & Construction (0.8%)
650	Quanta Services Inc.	3.75	04/30/26	717,438

	Environmental Services (1.4%)
1,200	Waste Connections, Inc.	3.75	04/01/26	1,242,000

	Financial Conglomerates (1.1%)
1,000	Prudential Financial Inc.	0.00 (c)	12/15/37	990,000

	Financial Services (1.6%)
1,660	Nasdaq Stock Market Inc.	2.50	08/15/13	1,400,625

	Food: Meat/Fish/Dairy (0.8%)
740	Tyson Foods Inc.	3.25	10/15/13	656,750

	Home Furnishings (0.8%)
600	Newell Rubbermaid Inc.	5.50	03/15/14	665,250

	Hospital/Nursing Management (2.6%)
1,443	Health Management Association – 144A (a)	3.75	05/01/28	949,165
1,800	Lifepoint Hospitals Inc.	3.50	05/15/14	1,287,000

				2,236,165

	Information Technology Services (2.3%)
1,020	Lawson Software	2.50	04/15/12	804,525
1,190	Level 3 Communications Inc.	6.00	09/15/09	1,148,350

				1,952,875

	Internet Software/Services (3.3%)
1,700	Equinix Inc.	2.50	04/15/12	1,415,250
850	GSI Commerce, Inc. – 144A (a)	2.50	06/01/27	502,563
1,750	SAVVIS Inc.	3.00	05/15/12	982,187

				2,900,000

	Investment Managers (1.3%)
800	Blackrock Inc.	2.625	02/15/35	1,107,000

See Notes to Financial Statements

Morgan Stanley Convertible Securities Trust
Portfolio of Investments - March 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

	Managed Health Care (0.6%)
$ 620	Amerigroup Corp.	2.00%		05/15/12	$558,000

	Media Conglomerates (0.4%)
600	Central Euro Media – 144A (a)	3.50		03/15/13	305,250

	Medical Equipment & Supplies (0.5%)
465	Nuvasive Inc. – 144A (a)	2.25		03/15/13	419,081

	Medical Specialties (8.2%)
930	American Medical Systems	3.25		07/01/36	769,575
775	Beckman Coulter Inc.	2.50		12/15/36	740,125
1,040	Fisher Scientific International	3.25		03/01/24	1,238,900
1,415	Hologic Inc.	2.00	(b)	12/15/37	972,812
1,200	Medtronic Inc.	1.50		04/15/11	1,135,500
1,320	Sonosite Inc.	3.75		07/15/14	1,133,550
1,650	Wright Medical Group Inc.	2.625		12/01/14	1,115,813

					7,106,275

	Metal Fabrications (1.2%)
1,485	General Cable Corp. – 144A (a)	1.00		10/15/12	1,059,919

	Miscellaneous (1.0%)
850	Core Labs LP	0.25		10/31/11	835,125

	Oil & Gas Production (0.7%)
1,240	Carrizo Oil & Gas	4.375		06/01/28	627,750

	Oil Related (1.0%)
1,100	Transocean Inc. (Series C)	1.50		12/15/37	906,125

	Oilfield Services/Equipment (1.7%)
500	Cameron Intl Corp.	2.50		06/15/26	517,500
350	Schlumberger Ltd.	2.125		06/01/23	437,500
745	SESI LLC. – 144A (a)	1.50	(b)	12/15/26	538,263

					1,493,263

See Notes to Financial Statements

Morgan Stanley Convertible Securities Trust
Portfolio of Investments - March 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Packaged Software (6.3%)
$ 1,565	Blackboard Inc.	3.25%	07/01/27	$1,455,450
1,240	Informatica Corp.	3.00	03/15/26	1,215,200
930	Macrovision Corp.	2.625	08/15/11	854,437
1,020	Sybase Inc.	1.75	02/22/25	1,297,950
620	Symantec Corp.	0.75	06/15/11	613,025

				5,436,062

	Pharmaceuticals: Generic Drugs (1.0%)
930	Watson Pharmaceutical Inc.	1.75	03/15/23	900,938

	Pharmaceuticals: Other (0.8%)
665	Allergan Inc.	1.50	04/01/26	694,925

	Precious Metals (1.3%)
930	Newmont Mining Corp.	3.00	05/15/12	1,152,037

	Real Estate Investment Trusts (0.7%)
650	Rayonier Trs. Holdings Inc.	3.75	10/15/12	589,875

	Recreational Products (1.2%)
500	Jakks Pacific Inc.	4.625	06/15/23	476,250
600	Scientific Games Corp.	0.75 (b)	12/01/24	550,500

				1,026,750

	Semiconductors (4.1%)
300	Intel Corp. – 144A (a)	2.95	12/15/35	246,000
1,750	Intel Corp. – 144A (a)	2.95	12/15/35	1,435,000
310	On Semiconductor Corp. (Series B)	0.00	04/15/24	289,463
1,400	On Semiconductor Corp. – 144A (a)	2.625	12/15/26	995,750
800	Xilinx, Inc. – 144A (a)	3.125	03/15/37	595,000

				3,561,213

	Services to the Health Industry (1.4%)
775	Omnicare, Inc. (Series OCR)	3.25	12/15/35	511,500
725	WEBMD Corp.	1.75	06/15/23	679,687

				1,191,187

	Specialty Stores (0.6%)
650	United Auto Group Inc.	3.50	04/01/26	522,437

See Notes to Financial Statements

Morgan Stanley Convertible Securities Trust
Portfolio of Investments - March 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	Specialty Telecommunications (0.3%)
$ 310	QWEST Communications International, Inc.	3.50%	11/15/25	$287,525

	Telecommunication Equipment (0.6%)
620	Arris Group Inc.	2.00	11/15/26	475,850

	Wholesale Distributors (2.7%)
2,000	Collegiate Pacific Inc.	5.75	12/01/09	1,932,500
488	WESCO International Inc.	2.625	10/15/25	426,390

				2,358,890

	Wireless Telecommunications (1.8%)
1,520	NII Holdings, Inc.	2.75	08/15/25	1,392,700
155	SBA Communications Corp. – 144A(a)	1.875	05/01/13	124,775

				1,517,475

	Total Convertible Bonds (Cost $89,385,067)			78,242,104

NUMBER OF
SHARES

	Convertible Preferred Stocks (7.9%)
	Agricultural Commodities/Milling (0.3%)
425	Bunge Ltd. $51.25			232,050

	Auto Parts: O.E.M. (0.5%)
7,000	Johnson Controls $5.75			445,830

	Chemicals: Major Diversified (0.7%)
31,000	Celanese Corp. $1.0625			632,400

	Major Banks (1.3%)
1,240	Bank of America Corp. (Series L) $72.50			526,380
8,200	Keycorp (Series A) $7.75			586,546

				1,112,926

	Pharmaceuticals: Generic Drugs (1.1%)
1,070	Mylan Inc. $65			912,111

See Notes to Financial Statements

Morgan Stanley Convertible Securities Trust
Portfolio of Investments - March 31, 2009 (unaudited) continued

NUMBER OF
SHARES			VALUE

	Pharmaceuticals: Major (1.6%)
6,800	Schering-Plough Corp. $15.00		$1,431,400

	Precious Metals (1.2%)
1,190	Freeport-MC Copper & Gold Inc. $55.00		1,082,900

	Wireless Telecommunications (1.2%)
24,000	Crown Castle International Corp. $3.125		1,044,000

	Total Convertible Preferred Stocks (Cost $8,757,594)		6,893,617

	Common Stock (0.5%)
	Office Equipment/Supplies
19,029	Avery Dennison Corp. (Cost $978,478)		425,108

NUMBER OF
SHARES (000)

	Short-Term Investment (d) (1.2%)
	Investment Company
1,080	Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class (Cost $1,080,559)		1,080,559

	Total Investments (Cost $100,201,698) (e)	99.6%	86,641,388

	Other Assets in Excess of Liabilities	0.4	338,372

	Net Assets	100.0%	$86,979,760

(a)	Resale is restricted to qualified institutional investors.
(b)	Rate in effect at March 31, 2009. Rate will reset at a future specified date.
(c)	Floating rate security. Rate shown is in effect at March 31, 2009.
(d)	See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class.
(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $2,279,011 and the aggregate gross unrealized depreciation is $16,489,971, resulting in net unrealized depreciation of $14,210,960.

See Notes to Financial Statements

Morgan Stanley Convertible Securities Trust
Summary of Investments - March 31, 2009 (unaudited)

		PERCENT OF
		TOTAL
INDUSTRY	VALUE	INVESTMENTS
Biotechnology	$7,608,317	8.8%
Medical Specialties	7,106,275	8.2
Packaged Software	5,436,062	6.3
Aerospace & Defense	3,685,112	4.3
Semiconductors	3,561,213	4.1
Computer Peripherals	3,332,550	3.9
Internet Software/Services	2,900,000	3.4
Wireless Telecommunications	2,561,475	3.0
Wholesale Distributors	2,358,890	2.7
Hospital/Nursing Management	2,236,165	2.6
Precious Metals	2,234,937	2.6
Information Technology Services	1,952,875	2.3
Contract Drilling	1,938,813	2.2
Electronic Components	1,851,100	2.1
Pharmaceuticals: Generic Drugs	1,813,049	2.1
Beverages: Alcoholic	1,738,250	2.0
Data Processing Services	1,699,938	2.0
Oilfield Services/Equipment	1,493,263	1.7
Pharmaceuticals: Major	1,431,400	1.7
Financial Services	1,400,625	1.6
Alternative Power Generation	1,382,500	1.6
Electronic Distributors	1,342,350	1.5
Environmental Services	1,242,000	1.4
Services To The Health Industry	1,191,187	1.4
Major Banks	1,112,926	1.3
Apparel/Footwear	1,109,250	1.3
Investment Managers	1,107,000	1.3
Investment Company	1,080,559	1.2
Metal Fabrications	1,059,919	1.2
Recreational Products	1,026,750	1.2
Financial Conglomerates	990,000	1.1
Oil Related	906,125	1.0
Advertising/Marketing Services	896,700	1.0
Electronics/Appliance Stores	888,750	1.0
Miscellaneous	835,125	1.0
Coal	786,000	0.9
Agricultural Commodities/Milling	754,950	0.9
Engineering & Construction	717,438	0.8
Pharmaceuticals: Other	694,925	0.8
Electrical Products	666,250	0.8
Home Furnishings	665,250	0.8
Food: Meat/Fish/Dairy	656,750	0.8
Electronic Equipment/Instruments	649,188	0.7
Chemicals: Major Diversified	632,400	0.7
Oil & Gas Production	627,750	0.7
Real Estate Investment Trusts	589,875	0.7
Containers/Packaging	580,475	0.7
Managed Health Care	558,000	0.6
Specialty Stores	522,437	0.6
Telecommunication Equipment	475,850	0.5
Auto Parts: O.E.M.	445,830	0.5
Office Equipment/Supplies	425,108	0.5
Medical Equipment & Supplies	419,081	0.5
Energy	371,200	0.4
Media Conglomerates	305,250	0.4
Aluminum	298,406	0.3
Specialty Telecommunications	287,525	0.3

	$86,641,388	100.0%

See Notes to Financial Statements

Morgan Stanley Convertible Securities Trust
Financial Statements

Statement of Assets and Liabilities
March 31, 2009 (unaudited)

Assets:
Investments in securities, at value (cost $99,121,139)	$85,560,829
Investment in affiliate, at value (cost $1,080,559)	1,080,559
Receivable for:
Interest	586,503
Investments sold	312,000
Shares of beneficial interest sold	100,441
Dividends	22,475
Dividends from affiliate	692
Prepaid expenses and other assets	21,748

Total Assets	87,685,247

Liabilities:
Payable for:
Investments purchased	300,000
Shares of beneficial interest redeemed	182,278
Investment advisory fee	38,331
Distribution fee	31,686
Dividends and distributions to shareholders	26,669
Transfer agent fee	16,347
Administration fee	5,967
Accrued expenses and other payables	104,209

Total Liabilities	705,487

Net Assets	$86,979,760

Composition of Net Assets:
Paid-in-capital	$115,175,823
Net unrealized depreciation	(13,560,310)
Accumulated undistributed net investment income	13,397
Accumulated net realized loss	(14,649,150)

Net Assets	$86,979,760

Class A Shares:
Net Assets	$66,708,641
Shares Outstanding (unlimited authorized, $.01 par value)	5,033,077
Net Asset Value Per Share	$13.25

Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$13.98

Class B Shares:
Net Assets	$15,735,100
Shares Outstanding (unlimited authorized, $.01 par value)	1,184,300
Net Asset Value Per Share	$13.29

Class C Shares:
Net Assets	$4,429,726
Shares Outstanding (unlimited authorized, $.01 par value)	335,802
Net Asset Value Per Share	$13.19

Class I Shares:
Net Assets	$106,293
Shares Outstanding (unlimited authorized, $.01 par value)	8,010
Net Asset Value Per Share	$13.27

See Notes to Financial Statements

Morgan Stanley Convertible Securities Trust
Financial Statements continued

Statement of Operations
For the six months ended March 31, 2009 (unaudited)

Net Investment Income:
Income
Interest	$1,081,400
Dividends	407,504
Dividends from affiliate	17,148

Total Income	1,506,052

Expenses
Investment advisory fee	224,614
Distribution fee (Class A shares)	80,663
Distribution fee (Class B shares)	85,634
Distribution fee (Class C shares)	22,046
Transfer agent fees and expenses	74,242
Professional fees	37,366
Administration fee	34,556
Shareholder reports and notices	33,538
Registration fees	25,232
Trustees’ fees and expenses	4,329
Custodian fees	3,548
Other	14,116

Total Expenses	639,884
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	(1,570)

Net Expenses	638,314

Net Investment Income	867,738

Realized and Unrealized Gain (Loss):
Net Realized Loss	(14,613,832)
Net Change in Unrealized Appreciation/Depreciation	589,359

Net Loss	(14,024,473)

Net Decrease	$(13,156,735)

See Notes to Financial Statements

Morgan Stanley Convertible Securities Trust
Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX	FOR THE YEAR
	MONTHS ENDED	ENDED
	MARCH 31, 2009	SEPTEMBER 30, 2008
	(unaudited)

Increase (Decrease) in Net Assets:
Operations:
Net investment income	$867,738	$2,147,874
Net realized gain (loss)	(14,613,832)	2,754,773
Net change in unrealized appreciation/depreciation	589,359	(29,043,689)

Net Decrease	(13,156,735)	(24,141,042)

Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(1,061,357)	(2,500,440)
Class B shares	(202,259)	(577,608)
Class C shares	(55,093)	(135,855)
Class I shares	(1,544)	(2,837)
Net realized gain
Class A shares	(626,149)	—
Class B shares	(167,950)	—
Class C shares	(42,670)	—
Class I shares	(697)	—

Total Dividends and Distributions	(2,157,719)	(3,216,740)

Net decrease from transactions in shares of beneficial interest	(8,194,492)	(22,172,806)

Net Decrease	(23,508,946)	(49,530,588)
Net Assets:
Beginning of period	110,488,706	160,019,294

End of Period (Including accumulated undistributed net investment income of $13,397 and $465,912, respectively)	$86,979,760	$110,488,706

See Notes to Financial Statements

Morgan Stanley Convertible Securities Trust
Notes to Financial Statements - March 31, 2009 (unaudited)

1. Organization and Accounting Policies
Morgan Stanley Convertible Securities Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund’s investment objective is to seek a high level of total return on its assets through a combination of current income and capital appreciation. The Fund was organized as a Massachusetts business trust on May 21, 1985 and commenced operations on October 31, 1985. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

For the period October 1, 2008 to January 20, 2009, the Fund assessed a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class I shares, which was paid directly to the Fund, for shares redeemed or exchanged within seven days of purchase, subject to certain exceptions. The redemption fee was designed to protect the Fund and its remaining shareholders from the effects of short-term trading. The Board of Trustees has approved the elimination of redemption fees, effective January 21, 2009.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the

Morgan Stanley Convertible Securities Trust
Notes to Financial Statements - March 31, 2009 (unaudited) continued

general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund follows the provisions of the Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”) Accounting for Uncertainty in Income Taxes. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financials statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended September 30, 2008 remains subject to examination by taxing authorities.

E. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Morgan Stanley Convertible Securities Trust
Notes to Financial Statements - March 31, 2009 (unaudited) continued

F. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.
2. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.52% to the portion of the daily net assets not exceeding $750 million; 0.47% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.42% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.395% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.37% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.345% to the portion of the daily net assets in excess of $3 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the “Administrator”), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.
3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the “Distributor”), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A shares; (ii) Class B – up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund’s inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B shares; and (iii) Class C – up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of

Morgan Stanley Convertible Securities Trust
Notes to Financial Statements - March 31, 2009 (unaudited) continued

payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $113,574,473 at March 31, 2009.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended March 31, 2009, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended March 31, 2009, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares, Class B shares and Class C shares of $58, $23,291 and $331, respectively and received $5,721 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.
4. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. For the six months ended March 31, 2009, advisory fees paid were reduced by $1,570 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as “dividends from affiliate” in the Statement of Operations and totaled $17,148 for the six months ended March 31, 2009. During the six months ended March 31, 2009, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class aggregated $22,488,262 and $25,716,901 respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2009 aggregated $26,720,106 and $31,477,355 respectively. Included in the aforementioned is a sale with other Morgan Stanley funds of $1,068,785, including a net realized gain of $21,022.

Morgan Stanley Convertible Securities Trust
Notes to Financial Statements - March 31, 2009 (unaudited) continued

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended March 31, 2009, included in “trustees’ fees and expenses” in the Statement of Operations amounted to $2,961. At March 31, 2009, the Fund had an accrued pension liability of $58,570 which is included in “accrued expenses and other payables” in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.
5. Expense Offset
The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.
6. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of September 30, 2008, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales, book amortization of premiums on debt securities and tax adjustments on convertible preferred stock.

Morgan Stanley Convertible Securities Trust
Notes to Financial Statements - March 31, 2009 (unaudited) continued

7. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

	FOR THE SIX		FOR THE YEAR
	MONTHS ENDED		ENDED
	MARCH 31, 2009		SEPTEMBER 30, 2008
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	148,641	$1,889,253	184,938	$3,303,275
Conversion from Class B	15,660	196,472	94,779	1,724,564
Reinvestment of dividends	132,615	1,630,364	133,340	2,331,213
Redeemed	(521,835)	(6,673,570)	(868,706)	(15,668,305)

Net decrease – Class A	(224,919)	(2,957,481)	(455,649)	(8,309,253)

CLASS B SHARES
Sold	28,132	359,172	63,063	1,123,345
Conversion to Class A	(15,680)	(196,472)	(94,873)	(1,724,564)
Reinvestment of dividends	28,604	350,323	29,489	517,639
Redeemed	(396,579)	(5,072,610)	(684,684)	(12,314,278)

Net decrease – Class B	(355,523)	(4,559,587)	(687,005)	(12,397,858)

CLASS C SHARES
Sold	12,811	160,272	39,675	720,530
Reinvestment of dividends	7,824	95,437	7,149	124,082
Redeemed	(76,267)	(963,172)	(102,368)	(1,822,497)

Net decrease – Class C	(55,632)	(707,463)	(55,544)	(977,885)

CLASS I SHARES
Sold	2,317	28,573	137	2,474
Reinvestment of dividends	168	2,089	136	2,374
Redeemed	(50)	(623)	(25,673)	(492,658)

Net increase (decrease) – Class I	2,435	30,039	(25,400)	(487,810)

Net decrease in Fund	(633,639)	$(8,194,492)	(1,223,598)	$(22,172,806)

8. Fair Valuation Measurements
The Fund adopted FASB statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective October 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants

Morgan Stanley Convertible Securities Trust
Notes to Financial Statements - March 31, 2009 (unaudited) continued

would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

FAIR VALUE MEASUREMENTS AT MARCH 31, 2009 USING
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKET FOR	OTHER OBSERVABLE	UNOBSERVABLE
		IDENTICAL ASSETS	INPUTS	INPUTS
	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Investments in Securities	$86,641,388	$2,138,067	$84,503,321	—

9. Accounting Pronouncements
On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the Fund’s financial statements has not yet been determined.

Morgan Stanley Convertible Securities Trust
Notes to Financial Statements - March 31, 2009 (unaudited) continued

On April 9, 2009, FASB issued Staff Position No. 157-A, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current SFAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the implications of FSP 157-4 and the impact it will have on the Fund’s financial statements.

Morgan Stanley Convertible Securities Trust
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED SEPTEMBER 30,
	MARCH 31, 2009			2008	2007	2006	2005	2004
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$15.35			$19.01	$17.29	$16.46	$15.78	$14.76

Income (loss) from investment operations:
Net investment income(1)	0.14			0.32	0.39	0.43	0.47	0.48
Net realized and unrealized gain (loss)	(1.91)			(3.52)	1.84	0.82	0.69	1.06

Total income (loss) from investment operations	(1.77)			(3.20)	2.23	1.25	1.16	1.54

Less dividends and distributions from:
Net investment income	(0.21)			(0.46)	(0.51)	(0.42)	(0.48)	(0.52)
Net realized gain	(0.12)			—	—	—	—	—

Total dividends and distributions	(0.33)			(0.46)	(0.51)	(0.42)	(0.48)	(0.52)

Net asset value, end of period	$13.25			$15.35	$19.01	$17.29	$16.46	$15.78

Total Return(2)	(11.31)		%(5)	(17.05)%	13.03%	7.64%	7.47%	10.49%
Ratios To Average Net Assets(3):
Total expenses (before expense offset)	1.29%(4	)(6)		1.12%(4)	1.10%(4)	1.12%	1.11%	1.04%
Net investment income	2.21%(4	)(6)		1.76%(4)	2.16%(4)	2.55%	2.84%	2.98%
Supplemental Data:
Net assets, end of period, in thousands	$66,709			$80,731	$108,594	$111,137	$118,298	$8,314
Portfolio turnover rate	31%(5)			95%	97%	58%	47%	62%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. The rebate had an effect of less than 0.005% for the period ended March 31, 2009, an effect of 0.01% for the period ended September 30, 2008 and an effect of less than 0.005% for the period ended September 30. 2007.
(5)	Not annualized.
(6)	Annualized.

See Notes to Financial Statements

Morgan Stanley Convertible Securities Trust
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED SEPTEMBER 30,
	MARCH 31, 2009			2008	2007	2006	2005	2004
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$15.39			$19.03	$17.31	$16.48	$15.78	$14.76

Income (loss) from investment operations:
Net investment income(1)	0.10			0.19	0.26	0.30	0.33	0.35
Net realized and unrealized gain (loss)	(1.92)			(3.51)	1.83	0.82	0.71	1.07

Total income (loss) from investment operations	(1.82)			(3.32)	2.09	1.12	1.04	1.42

Less dividends and distributions from:
Net investment income	(0.16)			(0.32)	(0.37)	(0.29)	(0.34)	(0.40)
Net realized gain	(0.12)			—	—	—	—	—

Total dividends and distributions	(0.28)			(0.32)	(0.37)	(0.29)	(0.34)	(0.40)

Net asset value, end of period	$13.29			$15.39	$19.03	$17.31	$16.48	$15.78

Total Return(2)	(11.64)		%(5)	(17.64)%	12.14%	6.85%	6.65%	9.63%
Ratios To Average Net Assets(3):
Total expenses (before expense offset)	2.04%(4	)(6)		1.88%(4)	1.86%(4)	1.88%	1.86%	1.81%
Net investment income	1.46%(4	)(6)		1.00%(4)	1.40%(4)	1.79%	2.09%	2.21%
Supplemental Data:
Net assets, end of period, in thousands	$15,735			$23,691	$42,383	$51,695	$74,529	$244,246
Portfolio turnover rate	31%(5)			95%	97%	58%	47%	62%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. The rebate had an effect of less than 0.005% for the period ended March 31, 2009, an effect of 0.01% for the period ended September 30, 2008 and an effect of less than 0.005% for the period ended September 30. 2007.
(5)	Not annualized.
(6)	Annualized.

See Notes to Financial Statements

Morgan Stanley Convertible Securities Trust
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED SEPTEMBER 30,
	MARCH 31, 2009			2008	2007	2006	2005	2004
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$15.28			$18.91	$17.20	$16.38	$15.71	$14.70

Income (loss) from investment operations:
Net investment income(1)	0.09			0.18	0.25	0.32	0.34	0.35
Net realized and unrealized gain (loss)	(1.90)			(3.49)	1.83	0.82	0.69	1.07

Total income (loss) from investment operations	(1.81)			(3.31)	2.08	1.14	1.03	1.42

Less dividends and distributions from:
Net investment income	(0.16)			(0.32)	(0.37)	(0.32)	(0.36)	(0.41)
Net realized gain	(0.12)			—	—	—	—	—

Total dividends and distributions	(0.28)			(0.32)	(0.37)	(0.32)	(0.36)	(0.41)

Net asset value, end of period	$13.19			$15.28	$18.91	$17.20	$16.38	$15.71

Total Return(2)	(11.64)		%(5)	(17.68)%	12.18%	7.00%	6.61%	9.65%
Ratios To Average Net Assets(3):
Total expenses (before expense offset)	2.04%(4	)(6)		1.88%(4)	1.86%(4)	1.73%	1.85%	1.81%
Net investment income	1.46%(4	)(6)		1.00%(4)	1.40%(4)	1.94%	2.10%	2.21%
Supplemental Data:
Net assets, end of period, in thousands	$4,430			$5,981	$8,453	$8,339	$10,374	$12,390
Portfolio turnover rate	31%(5)			95%	97%	58%	47%	62%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. The rebate had an effect of less than 0.005% for the period ended March 31, 2009, an effect of 0.01% for the period ended September 30, 2008 and an effect of less than 0.005% for the period ended September 30. 2007.
(5)	Not annualized.
(6)	Annualized.

See Notes to Financial Statements

Morgan Stanley Convertible Securities Trust
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED SEPTEMBER 30,
	MARCH 31, 2009			2008	2007	2006	2005	2004
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$15.37			$19.02	$17.28	$16.46	$15.78	$14.76

Income (loss) from investment operations:
Net investment income(1)	0.15			0.36	0.45	0.47	0.50	0.51
Net realized and unrealized gain (loss)	(1.90)			(3.50)	1.84	0.81	0.70	1.07

Total income (loss) from investment operations	(1.75)			(3.14)	2.29	1.28	1.20	1.58

Less dividends and distributions from:
Net investment income	(0.23)			(0.51)	(0.55)	(0.46)	(0.52)	(0.56)
Net realized gain	(0.12)			—	—	—	—	—

Total dividends and distributions	(0.35)			(0.51)	(0.55)	(0.46)	(0.52)	(0.56)

Net asset value, end of period	$13.27			$15.37	$19.02	$17.28	$16.46	$15.78

Total Return(2)	(11.18)		%(5)	(16.82)%	13.42%	7.90%	7.72%	10.75%
Ratios To Average Net Assets(3):
Total expenses (before expense offset)	1.04%(4	)(6)		0.88%(4)	0.86%(4)	0.88%	0.86%	0.81%
Net investment income	2.46%(4	)(6)		2.00%(4)	2.40%(4)	2.79%	3.09%	3.21%
Supplemental Data:
Net assets, end of period, in thousands	$106			$86	$589	$4,474	$3,698	$5,120
Portfolio turnover rate	31%(5)			95%	97%	58%	47%	62%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. The rebate had an effect of less than 0.005% for the period ended March 31, 2009, an effect of 0.01% for the period ended September 30, 2008 and an effect of less than 0.005% for the period ended September 30. 2007.
(5)	Not annualized.
(6)	Annualized.

See Notes to Financial Statements

Morgan Stanley Convertible Securities Trust
An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Advisor funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy
We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as “personal information.”

1.	What Personal Information Do We Collect About You?
To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•	We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time your return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting

Morgan Stanley Convertible Securities Trust
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.	When Do We Disclose Personal Information We Collect About You?
To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. Information We Disclose to Our Affiliated Companies.  We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. Information We Disclose to Third Parties.  We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to nonaffiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3.	How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?
We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Tru-stees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

©  2009 Morgan Stanley

INVESTMENT MANAGEMENT
Morgan Stanley
Convertible Securities Trust

Semiannual
Report
March 31, 2009

CNSSAN
IU09-02308P-Y03/09

Item 2. Code of Ethics.
Not applicable for semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semiannual reports.
Item 4. Principal Accountant Fees and Services
Not applicable for semiannual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semiannual reports.
Item 6.
(a) Refer to Item 1.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semiannual reports.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Applicable only to reports filed by closed-end funds.
Item 9. Closed-End Fund Repurchases
Applicable to reports filed by closed-end funds.
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable.

Item 11. Controls and Procedures
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a) Code of Ethics — Not applicable for semiannual reports.
(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

2

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Convertible Securities Trust
/s/ Randy Takian
Randy Takian
Principal Executive Officer
May 21, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
May 21, 2009
/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 21, 2009

3